Acquisitions and Disposals of Subsidiaries - Additional Information (Detail) - Craft Brew Alliance [member] $ in Billions	Sep. 30, 2020 USD ($)
Disclosure of acquisitions and disposals [line items]
Percentage of voting interest acquired	68.80%
Business acquisition consideration transferred	$ 0.2
Proportion of ownership interest in subsidiary	100.00%